9. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes Tables
Effective tax rate

The provision for income taxes using the statutory federal income tax rate of 34% as compared to the company’s effective tax rate is summarized as follows:

	December 31,	December 31,
	2011	2010
Federal tax benefit at statutory rate	$(319,489)	$(842,257)
State tax benefit, net	(58,881)	(161,372)
Research and development credits	(10,123)	(39,517)
Employee stock-based compensation	-	-
Other differences	-	46
Change in valuation allowance	388,493	1,043,100
Provision for income taxes	$-	$-

Deferred Tax Assets

Significant components of the company’s deferred tax assets are as follows:

	December 31,	December 31,
	2011	2010
Deferred tax assets
Federal and state net operating loss carryforwards	$4,886,429	$4,565,466
Stock-based compensation	743,789	671,940
Tax credits	532,278	522,155
Other	4,985	19,427
Total deferred tax assets	6,167,481	5,778,988
Less: Valuation allowance	(6,167,481)	(5,778,988)
Net deferred income tax asset